KEY MANAGEMENT PERSONNEL COMPENSATION	3 Months Ended
Sep. 30, 2023
KEY MANAGEMENT PERSONNEL COMPENSATION
KEY MANAGEMENT PERSONNEL COMPENSATION

16.   KEY MANAGEMENT PERSONNEL COMPENSATION

The compensation of directors and other members of key management personnel, including social contributions and other benefits, were as follows for the period ended September 30, 2023, and 2022.

	09/30/2023	09/30/2022

Salaries, social security and other benefits	509,135	421,143
Share-based incentives	6,193,668	227,351
Total	6,702,803	648,494